Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2012
Variable Interest Entities
Schedule of financial information of Company's VIEs and VIEs' subsidiaries

	As of December 31,
	2011	2012
	RMB	RMB
Total assets	960,070	185,235
Total liabilities	912,010	169,077

	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Net Revenues	1,127,948	1,394,032	374,529
Net Income (loss)	38,906	(245,060)	(4,755)
Net cash provided by operating activities	8,688	73,425	(34,601)
Net cash used in investing activities	(192,449)	(80,473)	81,593
Net cash provided by (used in) financing activities	287,846	(105,903)	(38,305)